Asset Dispositions and Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment charges recorded to segment asset groups
Impairment charges	$ 7	$ 2	$ 41
Americas [Member]
Impairment charges recorded to segment asset groups
Impairment charges	5	2	37
EAME [Member]
Impairment charges recorded to segment asset groups
Impairment charges	$ 2		$ 4